UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

November 30, 2012

1.810709.108

AZI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Arizona - 94.0%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,827,885
5.75% 7/1/23	250,000	303,015
Series 2012 A:
5% 7/1/21	1,070,000	1,347,622
5% 7/1/26	1,000,000	1,245,360
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,277,199
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,126,900
Series 2012 C, 5% 6/1/26	3,000,000	3,588,060
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,884,393
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,668,650
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,386,854
5% 7/1/32	470,000	498,172
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,494,956
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,148,430
Series 2007 B, 1.051% 1/1/37 (c)	1,000,000	885,080
Series 2008 A, 5.25% 1/1/31	1,000,000	1,140,970
Series 2008 D, 6% 1/1/27	1,000,000	1,185,640
Series D, 5.375% 1/1/32	1,000,000	1,140,230
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,123,500
Series 2012 A, 5% 1/1/43	2,500,000	2,866,700
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,838,260
Series 2008:
5.5% 9/1/16	1,680,000	1,944,650
5.75% 9/1/22	1,000,000	1,194,540
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,104,350
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,201,300
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	$ 1,230,000	$ 1,314,563
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,098,640
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	455,552
Series 2008 A, 5% 7/1/33	1,000,000	1,164,890
Series 2011 A, 5.25% 7/1/26	1,250,000	1,568,550
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
Series 2009 A, 5% 10/1/29	1,000,000	1,216,730
Series 2010 A, 5% 10/1/30	2,000,000	2,483,100
Series 2012 A, 5% 10/1/24	5,600,000	7,183,341
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	565,465
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,501,945
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,195,166
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,364,467
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,169,220
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,125,935
Series 2005, 5% 12/1/35	1,000,000	1,029,610
Series 2007:
5% 12/1/27	1,000,000	1,062,000
5% 12/1/32	1,000,000	1,048,970
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,786,443
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,183,830
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,852,162
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,124,630
Series 2009 A, 6% 7/1/39	1,000,000	1,171,210
Series A, 5.25% 7/1/32	1,000,000	1,102,630
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,091,680
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	5,000,000	5,627,000
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,091,710
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 500,000	$ 555,390
5% 7/1/21	1,000,000	1,109,690
Mesa Util. Sys. Rev.:
Series 2006:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,238,330
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,268,280
Series 2011, 5% 7/1/35	1,015,000	1,191,712
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	563,270
5% 6/1/41	1,250,000	1,399,338
5% 6/1/21 (AMBAC Insured)	1,085,000	1,219,616
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,143,810
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,101,969
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000,000	2,573,960
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	607,651
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,230
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,434,863
Series 2011 A, 5% 7/1/18	1,035,000	1,263,859
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	822,560
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,164,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,368,640
Series 2005:
5% 7/1/20	5,000,000	5,562,050
5% 7/1/29	1,750,000	1,923,548
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	$ 380,000	$ 433,314
5% 7/1/27 (d)	400,000	451,908
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	722,755
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	995,749
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,236,120
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	2,000,864
5% 7/1/25	1,000,000	1,209,820
Series 2012 A, 5% 7/1/25 (b)	1,600,000	1,970,784
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,910
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,157,360
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,367,294
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	982,215
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,238,479
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,317,880
Series 2006 A, 5% 1/1/37	5,690,000	6,290,067
Series 2008 A:
5% 1/1/24	1,075,000	1,273,101
5% 1/1/33	1,000,000	1,169,250
5% 1/1/38	3,400,000	3,926,898
Series 2010 B, 5% 12/1/26	2,000,000	2,457,540
Series 2012 A, 5% 12/1/29	2,000,000	2,510,320
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,737,130
Scottsdale Gen. Oblig. Series 2012, 5% 7/1/22	1,010,000	1,310,526
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	468,560
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.): - continued
Series 2008 A:
5% 9/1/16	$ 1,000,000	$ 1,104,100
5% 9/1/23	355,000	392,357
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,235,294
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,242,557
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,700
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,363,873
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,685,824
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	66,519
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,406,362
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,148,370
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,090,000	1,152,675
Series 2011, 6% 7/1/39	2,235,000	2,625,745
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.) Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,135,545
Series 2008 A, 5% 6/1/22	1,315,000	1,542,995
Series 2009 A, 5% 6/1/39	1,000,000	1,139,250
Series 2012 A:
5% 6/1/25	1,000,000	1,254,180
5% 6/1/37	2,000,000	2,368,080
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,205,760
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,014,040
		180,132,191
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	473,848
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 712,509
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	720,146
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	500,000	523,145
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	215,786
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200,000	689,280
Series 2009 A, 6% 8/1/42	1,300,000	1,473,251
Series 2011 C:
0% 8/1/39	1,200,000	302,268
0% 8/1/41	500,000	109,215
		4,745,600
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	335,970
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $170,194,604)	185,687,609
NET OTHER ASSETS (LIABILITIES) - 3.1%	5,903,330
NET ASSETS - 100%	$ 191,590,939
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $170,189,623. Net unrealized appreciation aggregated $15,497,986, of which $15,641,399 related to appreciated investment securities and $143,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

November 30, 2012

1.810710.108

SMD-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
District Of Columbia - 1.9%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,655,561
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	508,835
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	587,300
		1,096,135
Maryland - 91.4%
Anne Arundel County Gen. Oblig.:
Series 2012 B, 5% 4/1/21	2,090,000	2,701,868
Series 2012:
5% 4/1/19	1,060,000	1,330,205
5% 4/1/22	335,000	438,002
5% 4/1/23	4,050,000	5,250,218
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,447,713
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,053,068
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,535,310
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,567,500
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,317,980
5% 2/1/38	1,930,000	2,208,171
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	542,850
Series 2010, 5% 8/1/20	1,000,000	1,290,670
Baltimore County Metropolitan District 4% 8/1/24	3,000,000	3,516,780
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,369,168
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,930,683
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,718,799
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,320,857
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,663
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.):
Series 2007 D:
5% 7/1/32 (FSA Insured)	$ 4,500,000	$ 5,169,780
5% 7/1/37 (AMBAC Insured)	2,000,000	2,269,320
5% 7/1/37 (FSA Insured)	4,000,000	4,538,640
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,288,740
5% 7/1/38 (FSA Insured)	2,000,000	2,268,560
Series 2009 C, 5.625% 7/1/39	2,000,000	2,396,700
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	446,446
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	355,898
Charles County Gen. Oblig. Series 2012, 5% 3/1/22	2,390,000	3,123,515
City of Westminster (McDaniel College Proj.) Series 2006, 5% 11/1/13	350,000	361,067
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,121,380
Series 2009 A:
5% 3/1/25	610,000	743,596
5% 3/1/27	1,255,000	1,529,017
Frederick County Gen. Oblig.:
Series 2005, 5% 12/1/15 (Escrowed to Maturity)	1,000,000	1,133,970
Series 2011 A, 4% 8/1/16	2,205,000	2,485,917
Series 2011 B, 4% 8/1/17	2,575,000	2,972,503
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	4,234,332
5% 8/15/23	5,000,000	6,393,300
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,581,010
4% 5/15/23	1,390,000	1,617,543
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,313,840
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (Pre-Refunded to 6/1/13 @ 100) (c)	1,500,000	1,535,970
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,360,123
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	$ 500,000	$ 567,380
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	747,208
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	538,195
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,214,760
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A, 5.5% 3/1/17	2,265,000	2,729,869
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,131,623
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	750,000	890,333
First Series 2009 C, 5% 3/1/18	1,050,000	1,281,840
Second Series 2009 A, 5% 8/15/23	2,460,000	2,913,845
Second Series 2009 B, 5% 8/15/21	3,000,000	3,795,090
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	584,827
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,578,510
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,540,000	3,914,390
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity)	125,000	126,886
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,613,355
(Johns Hopkins Univ. Proj.):
Series 2004 A:
5% 7/1/24	1,000,000	1,068,420
5% 7/1/33	2,000,000	2,121,560
5% 7/1/38	2,000,000	2,117,680
Series 2008 A, 5.25% 7/1/38	5,000,000	6,058,250
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	344,652
Series 2011, 6% 7/1/41	1,500,000	1,782,945
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,059,300
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,065,950
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,222,693
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,061,320
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/19	$ 1,700,000	$ 1,956,054
Series 2010, 5.125% 7/1/39	1,700,000	1,903,235
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	525,000	568,223
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	434,092
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,607,340
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,846,095
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	1,400,000	1,429,456
Series 2011 A, 5% 5/15/23	1,500,000	1,844,100
Series 2011, 5% 8/15/22	1,000,000	1,183,090
Series 2012 A:
5% 7/1/23	400,000	477,140
5% 7/1/24	700,000	827,869
5% 7/1/25	900,000	1,074,402
5% 7/1/25	1,000,000	1,166,220
5% 7/1/25	2,000,000	2,566,500
5% 7/1/25 (a)	1,120,000	1,314,320
5% 7/1/26 (a)	300,000	350,685
5% 10/1/30	750,000	903,675
Series 2012 B, 5% 7/1/25	1,135,000	1,414,596
Series 2012:
5% 7/1/23	850,000	1,032,317
5% 7/1/24	1,100,000	1,328,635
5% 7/1/26	1,080,000	1,245,910
5% 7/1/26	1,400,000	1,679,146
5% 7/1/27	300,000	358,695
5% 7/1/31	1,000,000	1,114,200
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,103,850
5.25% 12/15/15	320,000	321,155
Maryland Nat'l. Cap. Park & Planning Commission:
5% 1/15/15	1,450,000	1,525,531
5% 1/15/15 (Pre-Refunded to 1/15/14 @ 100)	550,000	578,270
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	$ 2,000,000	$ 2,286,000
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (c)	2,255,000	2,743,433
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,284,400
5% 7/1/31 (FSA Insured)	5,000,000	5,696,800
Series 2008:
5% 7/1/35	880,000	1,009,034
5% 7/1/37 (FSA Insured)	4,485,000	5,112,317
6.8% 7/1/16 (Escrowed to Maturity)	405,000	456,103
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,195,120
Series 2007 A, 5% 5/1/25	1,000,000	1,159,780
(Dept. of Liquor Cont. Proj.):
Series 2009 A, 5% 4/1/14	1,000,000	1,057,310
Series 2011 A, 5% 4/1/20	1,405,000	1,766,942
(Trinity Health Cr. Group Proj.) Series 2011 MD, 5% 12/1/40	1,000,000	1,154,850
Series 2011 A:
5% 7/1/22	5,000,000	6,425,900
5% 7/1/24	5,515,000	6,812,015
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev.:
Series 2003 A, 5% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	500,000	513,630
Series 2012:
4% 7/1/18	1,065,000	1,224,015
5% 7/1/20	650,000	802,835
5% 7/1/22	750,000	945,863
Prince Georges County Gen. Oblig.:
Series 2011 A, 5% 9/15/26	2,500,000	3,179,375
Series 2011 B, 5% 9/15/22	1,880,000	2,419,240
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	5,970,500
5% 6/1/20	2,000,000	2,512,860
		228,445,676
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 4.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	$ 1,240,000	$ 1,610,562
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	292,724
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,149,830
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,228,137
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	255,928
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,380
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,840
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,128,840
Series VV, 5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,730
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	1,259,450
		10,252,421
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $225,748,754)	244,449,793
NET OTHER ASSETS (LIABILITIES) - 2.2%	5,575,354
NET ASSETS - 100%	$ 250,025,147
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $225,747,505. Net unrealized appreciation aggregated $18,702,288, of which $18,705,349 related to appreciated investment securities and $3,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013